Fair Value and Fair Value Hierarchy of Financial Instruments	6 Months Ended
Jun. 30, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
34	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Group's financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount			Fair value
	December 31, 2023	June 30, 2024		December 31, 2023	June 30, 2024
	RM	RM	USD	RM	RM	USD
Financial assets
Financial assets at fair value through profit or loss	72,793	74,599	15,814	72,793	74,599	15,814
Financial assets at fair value through other comprehensive income	38,368,829	44,375,928	9,407,260	38,368,829	44,375,928	9,407,260

Liabilities
Warrant liabilities	1,964,335	7,614,909	1,614,286	1,964,335	7,614,909	1,614,286

Management has assessed that the fair value of financial assets measured at fair value through other comprehensive income approximate to their carrying amounts largely due to the independent valuation performed and valuation technique that take into account key inputs such as P/E multiples, long-term growth rate and discount rate etc.

At each reporting date, management analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

Management believes that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statements of financial position, and the related changes in fair values, which are recorded in profit or loss and other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting periods.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
As at December 31, 2023
Financial assets at fair value through profit or loss	-	-	72,793	72,793
Financial assets at fair value through other comprehensive income	36	-	38,368,793	38,368,829
Financial liabilities, at fair value through profit or loss	-	1,964,335	-	1,964,335

As at June 30, 2024
Financial assets at fair value through profit or loss	-	-	74,599	74,599
Financial assets at fair value through other comprehensive income	2,449,454	-	41,926,474	44,375,928
Financial liabilities, at fair value through profit or loss	-	7,614,909	-	7,614,909

As of June 30, 2024, the entire investment of shares in YY Group Holding Limited at RM2,499,441 (USD519,257) has been transferred from Level 2 to Level 1 as the financial asset is quoted on Nasdaq Stock Market.

The movements in fair value measurements within Level 1 during the years are as follow:

	December 31, 2023	June 30, 2024
	RM	RM	USD
Quoted/Unquoted equity shares at fair value through other comprehensive income
At beginning of year	12,819,747	36	8
Addition	369,967	23,738,105	5,032,244
Disposal	(13,891,379)	(14,548,082)	(3,084,050)
Currency realignment	-	66,390	14,074
Total unrealized gain recognized in other comprehensive income/(loss)	701,701	(6,806,995)	(1,443,016)
At end of year	36	2,449,454	519,260